Stockholders Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Stockholders Equity
Stockholders' Equity

Note 9 – Stockholders’ Equity

Preferred Shares

Shares Outstanding

The Company is authorized to issue up to 15,000,000 shares of Preferred Stock, par value $0.0001 per share.

Series A Preferred Stock

The Company originally designated 10,000,000 shares of its Preferred Stock as Series A Convertible Preferred Stock. On March 29, 2024, the Company amended and restated its Series A Convertible Preferred Stock to designate 10,000,000 shares of its Preferred Stock as Series A Preferred Stock, par value $0.0001, with the following rights and privileges.

Dividends. Holders of shares of Series A Preferred Stock are not entitled to receive dividends.

Voting Rights. Each share of Series A Preferred Stock is entitled to 1,000 votes on all matters submitted to a vote of stockholders. Holders of shares of Series A Preferred Stock do not have cumulative voting rights. This means a holder of a single share of Series A Preferred Stock cannot cast more than one vote for each position to be filled on the Board.

Other Rights. Shares of Series A Preferred Stock are not entitled to a liquidation preference. The holders of the Series A Preferred Stock may not be redeemed without the consent of the holders of the Series A Preferred Stock. The holder of the Series A Preferred Stock are not entitled to pre-emptive rights or subscription rights.

The Company will not, by amendment of its Charter or through any reorganization, transfer of assets, consolidation, merger, dissolution, issuance or sale of securities, or any other voluntary action, avoid or seek to avoid the observance or performance of any of the terms to be observed or performed hereunder by the Company, but will at all times in good faith assist in the carrying out of all the provisions of its Charter and in the taking of all such action as may be necessary or appropriate to protect the rights of the holders of the Series A Preferred Stock against impairment.

So long as any shares of Series A Preferred Stock are outstanding, the Company shall not, without first obtaining the approval (by vote or written consent as provided by the Wyoming Business Corporations Act) of the holders of at least a majority of the then outstanding shares of Series A Preferred Stock: (a) alter or change the rights, preferences or privileges of the Series A Preferred Stock; (b) alter or change the rights, preferences or privileges of any capital stock of the Company so as to affect adversely the Series A Preferred Stock; (c) increase the authorized number of shares of Series A Preferred Stock; or (d) authorize or issue any shares of senior securities.

Fully Paid. The issued and outstanding shares of Series A Preferred Stock are fully paid and non-assessable. This means the full purchase price for the outstanding shares of Series A Preferred Stock has been paid and the holders of such shares will not be assessed any additional amounts for such shares.

As of September 30, 2024 and December 31, 2023, there were 10,000,000 shares of Series A Preferred Stock issued and outstanding.

Series C Convertible Preferred Stock

The Company has designated 5,000,000 shares of its Preferred Stock as Series C Convertible Preferred Stock with the following rights and privileges.

Dividends. Holders of shares of Series C Convertible Preferred Stock are not entitled to receive dividends.

Voting Rights. The holders of the Series C Convertible Preferred Stock are not entitled to vote.

Conversion Rights. Each share of Series C Convertible Preferred Stock outstanding as such time shall be convertible, at the option of the holder thereof, at any time and from time to time, and without the payment of additional consideration by the holder thereof, into 20 shares of the Common Stock of the Company (the “Conversion Ratio”). Such Conversion Ratio, and the rate at which shares of Series C Convertible Preferred Stock may be converted into shares of Common Stock, shall be subject to adjustment.

If at any time or from time to time there shall be (i) a merger or consolidation of the Company with or into another corporation, (ii) the sale of all or substantially all of the Company’s capital stock or assets to any other person, (iii) any other form of business combination or reorganization in which the Company shall not be the continuing or surviving entity of such business combination or reorganization, or (iv) any transaction or series of transactions by the Company in which more than 50 percent (50%) of the Company’s voting power is transferred (each a “Reorganization”) then as a part of such Reorganization, the provision shall be made so that the holders of the Series C Convertible Preferred Stock shall thereafter be entitled to receive the same kind and amount of stock or other securities or property (including cash) of the Company, or the successor corporation resulting from such Reorganization.

Other Rights. The holders of the Series C Convertible Preferred Stock are not entitled to a liquidation preference. The holders of the Series C Convertible Preferred Stock may not be redeemed without the consent of the holders of the Series C Convertible Preferred Stock. The holder of the Series C Convertible Preferred Stock are not entitled to pre-emptive rights or subscription rights.

The Company will not, by amendment of its Charter or through any reorganization, transfer of assets, consolidation, merger, dissolution, issuance or sale of securities, or any other voluntary action, avoid or seek to avoid the observance or performance of any of the terms to be observed or performed hereunder by the Company, but will at all times in good faith assist in the carrying out of all the provisions of its Charter and in the taking of all such action as may be necessary or appropriate to protect the rights of the holders of the Series C Convertible Preferred Stock against impairment.

So long as any shares of Series C Convertible Preferred Stock are outstanding, the Company shall not, without first obtaining the approval (by vote or written consent as provided by the Wyoming Business Corporations Act) of the holders of at least a majority of the then outstanding shares of Series C Convertible Preferred Stock: (a) alter or change the rights, preferences or privileges of the Series C Convertible Preferred Stock; (b) alter or change the rights, preferences or privileges of any capital stock of the Company so as to affect adversely the Series C Convertible Preferred Stock; (c) increase the authorized number of shares of Series C Convertible Preferred Stock; or (d) authorize or issue any shares of senior securities.

Fully Paid. The issued and outstanding shares of Series C Convertible Preferred Stock are fully paid and non-assessable. This means the full purchase price for the outstanding shares of Series C Convertible Preferred Stock has been paid and the holders of such shares will not be assessed any additional amounts for such shares.

During the nine months ended September 30, 2024, the Company issued 273,332 shares of Series C Preferred Stock as follow;

●	183,332 shares issued for stock payable of $500,000.
●	50,000 shares for $165,000 cash subscription.
●	40,000 issued for services, valued at $696,000 at market price on issuance date.

Subscription received

During the year ended December 31, 2023, the Company received $500,000 for subscription of 183,332 shares of Series C Preferred Stock. As of December 31, 2023, 183,332 shares were not issued and are recorded as preferred stock to be issued with value of $500,000 in equity.

During the nine months ended September 30, 2024, the Company issued 183,332 shares of Series C Preferred Stock.

As of September 30, 2024, and December 31, 2023, there were 2,546,831 and 2,273,499 shares of the Company’s Convertible Series C Preferred Stock issued and outstanding, respectively.

Common Stock

The Company has authorized 1,000,000,000 shares of common stock with a par value of $0.0001. Each share of common stock entitles the holder to one vote, in person or proxy, on any matter on which action of the stockholders of the corporation is sought.

During the nine months ended September 30, 2024, the Company issued 4,256,762 shares of Common Stock and cancelled 65,000,000 shares as follow:

●	2,250,000 shares issued for services, valued at $1,862,000 at market price on issuance date.
●	1,506,762 shares for conversion and settlement of debt of $1,085,148 at market price on issuance date.
●	500,000 shares issued for common stock to be issued from fiscal year ended 2023 – to two directors of the Company.
●	65,000,000 shares were cancelled by the Company's President, valued $6,500 at par value.

As of September 30, 2024 and December 31, 2023, there were 36,802,150 and 97,545,388 shares of the Company’s common stock issued and outstanding, respectively.

Stock-Based Compensation

On June 13, 2022, the Company issued 70,000,000 Restricted Stock Awards (“RSAs”) to a member of the board of directors and President of the Company. Set out below is a summary of the changes in the Restricted Shares during the nine months ended September 30, 2024:

	Restricted Stock Award	Weighted-Average Grant Price
Balance, December 31, 2023	70,000,000	$0.03
Granted	-	-
Vested	-	-
Cancelled	(65,000,000)	0.03
Balance, September 30, 2024	5,000,000	$0.03

As of December 31, 2023, 70,000,000 shares issued to a member of the board of directors and President of the Company are restricted (the “Restricted Stock Award”) and shall be released only upon the Company achieving gross revenue in each of the calendar years ended December 31, 2023, 2024, 2025 and 2026, of not less than $100,000,000. The holder of the Restricted stock shall be entitled to vote but is not entitled to dividends or disposal. The Company valued the voting rights associated with the awards at $2,100,000 which is recorded as stock-based compensation during the year ended December 31, 2022. During the nine months ended September 30, 2024, 65,000,000 shares were cancelled.

Common Stock to be Issued

On November 1, 2022, the Company’s Board of Directors approved the issuance of 250,000 shares of common stock to each of the two independent directors for their board services in support of the Company. The Company valued the 500,000 shares of common stock at the market value of the Company’s common stock at approval date for the amount of $180,000. During the nine months ended September 30, 2024, the Company issued 500,000 shares of common stock and settled common stock to be issued of $180,000.

On April 22, 2024, the Company entered into an advisory and consulting agreement for a period of twelve (12) months with share compensation of 250,000 shares of common stock upon signing the agreement. The Company valued the 250,000 shares based on market value at signing of the agreement, in the amount of $200,000 and recorded as common stock to be issued as a component of stockholders’ equity. On July 1, 2024, the Company terminated the agreement due to a lack of service performance by a contractor and 250,000 shares to be issued were cancelled.

As of September 30, 2024 and December 31, 2023, 0 and 500,000 shares were not yet issued and are recorded as common stock to be issued of $0 and $180,000 in equity, respectively.

Warrants

During the nine months ended September 30, 2024, the Company issued a total of 1,401,250 common stock warrants exercisable for a period of five years at an exercise price per share of $0.50 in connection with convertible notes issued in July 15, 2024 and August 15, 2024.

The Company utilizes the Black-Scholes model to value its warrants and recognized debt discount of $471,209. The Company utilized the following assumptions:

September 30
2024
Expected term	5 years
Expected average volatility	245% - 251%
Expected dividend yield	-
Risk-free interest rate	3.79% - 4.13%

A summary of activity of the warrants during the nine months ended September 30, 2024, as follows:

Warrants Outstanding
		Weighted Average	Weighted Average Remaining
	Shares	Exercise Price	Contractual life (in years)

Outstanding, December 31, 2023	-	$-	-
Granted	1,401,250	0.50	5.00
Exercised	-	-	-
Forfeited/canceled	-	-	-
Outstanding, September 30, 2024	1,401,250	$0.50	4.82

The intrinsic value of the warrants as of September 30, 2024 is $262,734.

Note 11 – Stockholders’ Equity

Preferred Shares

Shares Outstanding

The Company is authorized to issue up to 15,000,000 shares of Preferred Stock, par value $0.0001 per share.

Series A Preferred Stock

The Company originally designated 10,000,000 shares of its Preferred Stock as Series A Convertible Preferred Stock. Issued and outstanding Series A Convertible Preferred stock as of December 31, 2023 and 2022, was 10,000,000, respectively. On March 29, 2024, the Company amended and restated its Series A Convertible Preferred Stock to designate 10,000,000 shares of its Preferred Stock as Series A Preferred Stock, par value $0.0001, with the following rights and privileges.

Dividends. Holders of shares of Series A Preferred Stock are not entitled to receive dividends.

Voting Rights. Each share of Series A Preferred Stock is entitled to 1,000 votes on all matters submitted to a vote of stockholders. Holders of shares of Series A Preferred Stock do not have cumulative voting rights. This means a holder of a single share of Series A Preferred Stock cannot cast more than one vote for each position to be filled on the Board.

Other Rights. Shares of Series A Preferred Stock are not entitled to a liquidation preference. The holders of the Series A Preferred Stock may not be redeemed without the consent of the holders of the Series A Preferred Stock. The holder of the Series A Preferred Stock are not entitled to pre-emptive rights or subscription rights.

The Company will not, by amendment of its Charter or through any reorganization, transfer of assets, consolidation, merger, dissolution, issuance or sale of securities, or any other voluntary action, avoid or seek to avoid the observance or performance of any of the terms to be observed or performed hereunder by the Company, but will at all times in good faith assist in the carrying out of all the provisions of its Charter and in the taking of all such action as may be necessary or appropriate to protect the rights of the holders of the Series A Preferred Stock against impairment.

So long as any shares of Series A Preferred Stock are outstanding, the Company shall not, without first obtaining the approval (by vote or written consent as provided by the Wyoming Business Corporations Act) of the holders of at least a majority of the then outstanding shares of Series A Preferred Stock: (a) alter or change the rights, preferences or privileges of the Series A Preferred Stock; (b) alter or change the rights, preferences or privileges of any capital stock of the Company so as to affect adversely the Series A Preferred Stock; (c) increase the authorized number of shares of Series A Preferred Stock; or (d) authorize or issue any shares of senior securities.

Fully Paid. The issued and outstanding shares of Series A Preferred Stock are fully paid and non-assessable. This means the full purchase price for the outstanding shares of Series A Preferred Stock has been paid and the holders of such shares will not be assessed any additional amounts for such shares.

Series C Convertible Preferred Stock

The Company has designated 5,000,000 shares of its Preferred Stock as Series C Convertible Preferred Stock with the following rights and privileges.

Dividends. Holders of shares of Series C Convertible Preferred Stock are not entitled to receive dividends.

Voting Rights. The holders of the Series C Convertible Preferred Stock are not entitled to vote.

Conversion Rights. Each share of Series C Convertible Preferred Stock outstanding as such time shall be convertible, at the option of the holder thereof, at any time and from time to time, and without the payment of additional consideration by the holder thereof, into 20 shares of the Common Stock of the Company (the “Conversion Ratio”). Such Conversion Ratio, and the rate at which shares of Series C Convertible Preferred Stock may be converted into shares of Common Stock, shall be subject to adjustment.

If at any time or from time to time there shall be (i) a merger or consolidation of the Company with or into another corporation, (ii) the sale of all or substantially all of the Company’s capital stock or assets to any other person, (iii) any other form of business combination or reorganization in which the Company shall not be the continuing or surviving entity of such business combination or reorganization, or (iv) any transaction or series of transactions by the Company in which more than 50 percent (50%) of the Company’s voting power is transferred (each a “Reorganization”) then as a part of such Reorganization, the provision shall be made so that the holders of the Series C Convertible Preferred Stock shall thereafter be entitled to receive the same kind and amount of stock or other securities or property (including cash) of the Company, or the successor corporation resulting from such Reorganization.

Other Rights. The holders of the Series C Convertible Preferred Stockare not entitled to a liquidation preference. The holders of the Series C Convertible Preferred Stock may not be redeemed without the consent of the holders of the Series C Convertible Preferred Stock. The holder of the Series C Convertible Preferred Stock are not entitled to pre-emptive rights or subscription rights.

The Company will not, by amendment of its Charter or through any reorganization, transfer of assets, consolidation, merger, dissolution, issuance or sale of securities, or any other voluntary action, avoid or seek to avoid the observance or performance of any of the terms to be observed or performed hereunder by the Company, but will at all times in good faith assist in the carrying out of all the provisions of its Charter and in the taking of all such action as may be necessary or appropriate to protect the rights of the holders of the Series C Convertible Preferred Stock against impairment.

So long as any shares of Series C Convertible Preferred Stock are outstanding, the Company shall not, without first obtaining the approval (by vote or written consent as provided by the Wyoming Business Corporations Act) of the holders of at least a majority of the then outstanding shares of Series C Convertible Preferred Stock: (a) alter or change the rights, preferences or privileges of the Series C Convertible Preferred Stock; (b) alter or change the rights, preferences or privileges of any capital stock of the Company so as to affect adversely the Series C Convertible Preferred Stock; (c) increase the authorized number of shares of Series C Convertible Preferred Stock; or (d) authorize or issue any shares of senior securities.

Fully Paid. The issued and outstanding shares of Series A Convertible Preferred Stock are fully paid and non-assessable. This means the full purchase price for the outstanding shares of Series C Convertible Preferred Stock has been paid and the holders of such shares will not be assessed any additional amounts for such shares.

On April 13, 2022, the Company’s board of directors approved the issuance of 1,000,000 Convertible Series C Preferred Stock, with a value of $4,200,000 as consideration for the acquisition of the entity and intellectual property (see Note 3). The holder may exercise shares after an initial lock up period of six (6) months following the date of the agreement and may only exchange a maximum of four (4) million shares in a twelve (12) month period and may not hold or beneficially hold more than 10% of outstanding at any time.

On June 7, 2022, the holder of the Convertible Series C Preferred Stock converted 50,000 shares of the Company’s Convertible Series C Preferred Stock into 1,000,000 shares of the Company’s common shares.

On April 5, 2023, the holder of the Convertible Series C Preferred Stock converted 150,000 shares of the Company’s Convertible Series C Preferred Stock into 3,000,000 shares of the Company’s common shares.

During the year ended December 31, 2023, the Company issued 273,499 shares of Convertible Series C Preferred Stock in connection with subscription agreements signed with investors at prices of $2.40 and $4.00 per share for total amount of $907,600.

During the year ended December 31, 2023, the Company received $500,000 for stock subscriptions. As of December 31, 2023, 183,333 shares were not yet issued and are recorded as preferred stock to be issued in equity.

During the year ended December 31, 2023, the Company issued 1,200,000 shares of Convertible Series C Preferred Stock to a related party for consulting services rendered to the Company from October 2021 through July 2023. The Company valued the 1,200,000 shares of Convertible Preferred Stock, as if converted to 24,000,000 shares of common stock, using the quoted stock price of the Company’s common stock at approval date (November 1, 2022), resulting in a value of $8,640,000.

As of December 31, 2023 and 2022, there were 2,273,499 and 950,000 shares of the Company’s Convertible Series C Preferred Stock issued and outstanding, respectively.

Common Stock

The Company has authorized 1,000,000,000 shares of common stock with a par value of $0.0001. Each share of common stock entitles the holder to one vote, in person or proxy, on any matter on which action of the stockholders of the corporation is sought.

During the years ended December 31, 2023 and 2022, the holder of the Convertible Series C Preferred Stock converted 150,000 and 50,000 shares of the Company’s Convertible Series C Preferred Stock into 3,000,000 and 1,000,000 shares of the Company’s common stock, respectively.

During the year ended December 31, 2023, the company issued 600,000 shares of common stock for services valued at $146,850.

As of December 31, 2023 and 2022, there were 97,545,388 and 93,945,388 shares of the Company’s common stock issued and outstanding, respectively.

Stock-Based Compensation

On June 13, 2022, the Company issued 70,000,000 Restricted Stock Awards (“RSAs”) to a member of the board of directors and President of the Company. Set out below is a summary of the changes in the Restricted Shares during the year ended December 31, 2023 and 2022:

	Restricted Stock Award	Weighted-Average Grant Price
Balance, December 31, 2021	-	$-
Granted	70,000,000	0.03
Vested	-	-
Forfeited	-	-
Balance, December 31, 2022	70,000,000	$0.03
Granted	-	-
Vested	-	-
Forfeited	-	-
Balance, December 31, 2023	70,000,000	$0.03

As of December 31, 2023, 70,000,000 shares issued to a member of the board of directors and President of the Company are restricted (the “Restricted Stock Award”) and shall be released only upon the Company achieving gross revenue in each of the calendar years ended December 31, 2023, 2024, 2025 and 2026, of not less than $100,000,000. The holder of the Restricted stock shall be entitled to vote but is not entitled to dividends or disposal. The Company valued the voting rights associated with the awards at $2,100,000 which is recorded as stock-based compensation during the year ended December 31, 2022.

Common Stock to be Issued

On November 1, 2022, the Company’s Board of Directors approved the issuance of 250,000 shares of common stock to each of the two independent directors for their board services in support of the Company. As of December 31, 2023, the Company has not issued the shares. The Company valued the 500,000 shares of common stock at the market value of the Company’s common stock at approval date for the amount of $180,000.